Consolidated Statements of Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Interest Income
Loans, including fees	$ 2,075,879	$ 2,180,645	$ 8,637,410	$ 8,181,894
Debt securities	46,463	57,963	214,056	249,518
Other	189,855	166,529	579,115	546,398
Total interest income	2,312,197	2,405,137	9,430,581	8,977,810
Interest Expense
Deposits	771,355	762,801	2,942,288	2,175,876
Borrowings and other	120,748	79,016	648,430	102,623
Total interest expense	892,103	841,817	3,590,718	2,278,499
Net Interest Income	1,420,094	1,563,320	5,839,863	6,699,311
Provision for (Recovery of) Credit Losses	(155,000)	41,000	(190,000)
Net Interest Income After Provision for (Recovery of) Credit Losses	1,575,094	1,522,320	6,029,863	6,699,311
Non-Interest Income
Service charges on deposit accounts	31,639	31,279	125,175	153,069
Mortgage banking income	87,913	130,604	325,530	351,377
Increase in cash value of life insurance	66,996	59,974	248,587	236,420
Gain on proceeds from life insurance death benefit				261,297
Net gain on securities transactions				24,000
Gain on acquisition of foreclosed assets		0	0	246,751
Other income	6,686	6,382	26,732	28,664
Total non-interest income	193,234	228,239	726,024	1,301,578
Non-Interest Expenses
Salaries and employee benefits	835,188	772,790	3,082,201	3,296,003
Occupancy and equipment expenses	240,457	169,822	857,613	730,989
Data processing and office	114,734	109,644	448,520	400,918
Professional fees	156,619	170,736	754,806	712,246
Marketing expenses	14,712	15,189	61,234	87,179
FDIC insurance premiums			127,000	62,400
Directors fees			108,235	89,256
Foreclosed assets, net	17,572	13,620	1,034,592
Other expenses	173,540	211,082	527,788	505,093
Total non-interest expenses	1,552,822	1,462,883	7,001,989	5,884,084
Income Before Income Taxes	215,506	287,676	(246,102)	2,116,805
Provision for Income Taxes	40,599	201,479	(59,108)	444,735
Net Income	$ 174,907	$ 86,197	$ (186,994)	$ 1,672,070
Net income per common share-basic	$ 0.09	$ 0.04	$ (0.09)	$ 0.79
Net income per common share-diluted	$ 0.09	$ 0.04	$ (0.09)	$ 0.79
Weighted average number of common shares outstanding-basic	2,035,131	2,043,296	2,042,280	2,108,612
Weighted average number of common shares outstanding-diluted	2,035,131	2,046,349	2,042,280	2,112,509